Financial Instruments	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair values as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying value and estimated fair value of our financial instruments as of June 30, 2026 and December 31, 2025 were as follows:

		June 30, 2026		December 31, 2025
(in $ millions)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents (1)	Level 1	34.8	34.8	32.4	32.4
Liabilities
Current portion of long-term debt (2)(3)	Level 2	26.6	26.6	26.1	26.1
Long-term debt (2)(3)	Level 2	703.7	661.0	716.3	674.5

(1) All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash. Thus, carrying value is a reasonable estimate of fair value.

(2) Fair value of current portion of long-term debt and long-term debt have been corroborated using discounted cash flow model and market interest rates as of June 30, 2026 and December 31, 2025.

(3) Our debt obligations are recorded at amortized cost in the Unaudited Consolidated Balance Sheets. The amounts presented in the table are gross of deferred finance charges amounting to $10.1 million (of which $2.5 million is classified as current) and $11.4 million (of which $2.5 million is classified as current) as of June 30, 2026 and December 31, 2025, respectively.

The carrying amounts of accounts receivable, funding to vessel managers, accounts payable and accrued expenses approximated their fair values as of June 30, 2026 and December 31, 2025 because of their near term maturity and are classified as Level 1 within the fair value hierarchy.

There have been no transfers between different levels in the fair value hierarchy during the periods presented.